Provisions - Summary of Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023		Dec. 31, 2022
Classes of other provisions [abstract]
Warranties	$ 16	$ 11	$ 10
Other provisions	6	9	4
Total provisions	$ 22	$ 20	$ 14	[1]	$ 14

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.